UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended June 30, 2010


Institutional Investment Manager Filing this Report:


Merrill Lynch, Pierce, Fenner & Smith Inc.
4 World Financial Center
New York, NY 10080

Form 13F File Number:  028-00926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robert M. Shine
Attorney-In-Fact
646-855-5256



/s/ Robert M. Shine
______________________________
/s/ Robert M. Shine
New York, NY
August 13, 2010

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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